4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Details
Marketable Securities, Fair Value	$ 4,500	$ 161,799
Marketable Securities, Shares received	0	12,000
Marketable Securities, Shares transferred	(20,625)	(216,232)
Marketable Securities, Shares Sold	8,625	(30,052)
Marketable Securities, Change in unrealized (loss)	7,500	76,985
Marketable Securities, Fair Value	$ 0	$ 4,500